Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Derivative Financial Instruments (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Derivative Financial Instruments

Derivative financial instruments

In accordance with ASC 820–10–35–37 Fair Value in Financial Instruments; ASC 815 Accounting for Derivative Instruments and Hedging Activities; and ASC 815–40 (formerly Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05), the Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. As of December 31, 2014, the Company had outstanding a senior convertible note with a balance of $140,001, net of a discount of $10,790 which the Company determined had an embedded derivative liability valued at $9,168 due to the senior convertible note agreement providing for adjustments to the conversion price. As of March 31, 2015, the Company had outstanding a senior convertible note with a balance of $216,101, net of a discount of $12,293 which the Company determined had an embedded derivative liability valued at $9,381 due to the senior convertible note agreement providing for adjustments to the conversion price. As of March 31, 2015, the Company also had outstanding an unsecured subordinate convertible debenture with a balance of $196,496, net of a discount of $213,630 which the Company determined had an embedded derivative liability valued at $253,630 due to the unsecured subordinated convertible debenture agreement providing for adjustments to the conversion price.